Mortgage-Backed Debt and Related Collateral - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013 Trust	Dec. 31, 2012
Beneficial Interests And Related Collateral [Line Items]
Outstanding balance of collateral for mandatory clean-up call obligation		$ 418,400,000
Residual and Non-Residual Trusts outstanding debt	1,803,470,000	1,887,862,000	2,072,728,000
Receivables related to Non-Residual Trusts at fair value	36,181,000	43,545,000	53,975,000
Trust 2006-1 [Member]
Beneficial Interests And Related Collateral [Line Items]
Delinquency rate		8.90%
Delinquency rate trigger		8.00%
Cumulative loss rate		8.00%
Cumulative loss rate trigger		7.00%
Trust 2005-1 [Member]
Beneficial Interests And Related Collateral [Line Items]
Delinquency rate trigger		8.00%
VIE Primary Beneficiary [Member]
Beneficial Interests And Related Collateral [Line Items]
Residual and Non-Residual Trusts outstanding debt	1,803,470,000	1,887,862,000	2,072,728,000
Total mortgage-backed debt collateral		2,400,000,000
Receivables related to Non-Residual Trusts at fair value	36,181,000	43,545,000
VIE Primary Beneficiary [Member] | Non-Residual Trusts [Member]
Beneficial Interests And Related Collateral [Line Items]
Mandatory clean-up calls must be performed on the Non-Residual Trusts when each loan pool falls to this percent of the original principal balance		10.00%
Outstanding balance of collateral for mandatory clean-up call obligation	417,900,000	418,400,000
Expected period to exercise mandatory clean-up call obligation	2017 and continuing through 2019	2017 and continuing through 2019
Residual and Non-Residual Trusts outstanding debt	651,784,000	684,778,000	757,286,000
Number of Non-Residual Trusts with reimbursement obligations consolidated on balance sheet		7
Number of securitization trusts related to Non-Residual Trusts		10
Notional amount of accounts receivable recorded at fair value		44,000,000
Receivables related to Non-Residual Trusts at fair value		43,500,000
VIE Primary Beneficiary [Member] | Residual Trusts [Member]
Beneficial Interests And Related Collateral [Line Items]
Range of final maturities for Residual Trusts		2029 to 2050
Residual and Non-Residual Trusts outstanding debt	$ 1,151,686,000	$ 1,203,084,000	$ 1,315,442,000